Loans and advances to customers (Tables)	6 Months Ended
Jun. 30, 2026
Loans and Advances to Customers [Abstract]
Summary of loans and advances to customers

Loans and advances to customers by type
in EUR million	30 June 2026	31 December 2025
Loans and advances to public authorities	25,193	23,034
Residential mortgages	390,516	375,097
Other personal lending	41,059	39,723
Corporate Lending	310,561	295,773
	767,329	733,627

Loan loss provisions	-6,015	-5,894
	761,314	727,733